ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
ACCRUED EXPENSES
Accrued bonus	$ 595	$ 906
Accrued payroll	158	126	$ 85
Accrued vacation	231	91	81
Accrued severance	455	385
Other accrued expenses	345	451	208
Total accrued expenses	$ 1,784	$ 1,959	$ 374